Eaton Vance
Tax-Managed Growth Fund 1.1
March 31, 2025 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2025, the value of the Fund’s investment in the Portfolio was $2,551,931,697 and the Fund owned 44.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co.(1)	142,446	$ 24,294,165
General Dynamics Corp.	37,550	10,235,379
General Electric Co.	163,119	32,648,268
Northrop Grumman Corp.	16,117	8,252,065
RTX Corp.	156,984	20,794,101
		$ 96,223,978
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	70,510	$ 7,220,224
FedEx Corp.	76,229	18,583,106
United Parcel Service, Inc., Class B	70,371	7,740,106
		$ 33,543,436
Banks — 3.8%
Bank of America Corp.	474,560	$ 19,803,389
Fifth Third Bancorp	491,355	19,261,116
JPMorgan Chase & Co.	514,622	126,236,776
Regions Financial Corp.	253,237	5,502,840
Truist Financial Corp.	311,559	12,820,653
Wells Fargo & Co.	446,596	32,061,127
		$ 215,685,901
Beverages — 0.8%
Monster Beverage Corp.(1)	322,992	$ 18,901,492
PepsiCo, Inc.	193,657	29,036,930
		$ 47,938,422
Biotechnology — 2.5%
AbbVie, Inc.	193,103	$ 40,458,941
Amgen, Inc.	97,100	30,251,505
Argenx SE ADR(1)	41,279	24,431,595
Gilead Sciences, Inc.	31,170	3,492,598
Vertex Pharmaceuticals, Inc.(1)	83,684	40,571,677
		$ 139,206,316
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	1,614,500	$ 307,174,770
		$ 307,174,770
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 11,996,168
		$ 11,996,168
Security	Shares	Value
Capital Markets — 3.5%
Bank of New York Mellon Corp.	125,665	$ 10,539,524
Blackrock, Inc.	7,289	6,898,893
Cboe Global Markets, Inc.	75,857	17,165,680
Charles Schwab Corp.	371,381	29,071,705
CME Group, Inc.	36,417	9,661,066
Goldman Sachs Group, Inc.	123,352	67,385,964
Intercontinental Exchange, Inc.	60,970	10,517,325
Moody's Corp.	66,944	31,175,151
S&P Global, Inc.	32,008	16,263,265
		$ 198,678,573
Chemicals — 2.1%
DuPont de Nemours, Inc.	136,353	$ 10,182,842
Ecolab, Inc.	110,020	27,892,270
Linde PLC	72,347	33,687,657
Sherwin-Williams Co.	132,782	46,366,147
		$ 118,128,916
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 11,291,741
Waste Management, Inc.	108,692	25,163,285
		$ 36,455,026
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	465,622	$ 36,076,393
Cisco Systems, Inc.	502,988	31,039,389
		$ 67,115,782
Consumer Finance — 1.0%
American Express Co.	120,073	$ 32,305,641
Discover Financial Services	144,856	24,726,919
		$ 57,032,560
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	81,331	$ 76,921,233
Walmart, Inc.	1,029,000	90,335,910
		$ 167,257,143
Electric Utilities — 0.9%
Duke Energy Corp.	423,733	$ 51,682,714
		$ 51,682,714
Electrical Equipment — 0.9%
AMETEK, Inc.	54,862	$ 9,443,945

Tax-Managed Growth Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	269,079	$ 29,501,822
Rockwell Automation, Inc.	50,722	13,105,550
		$ 52,051,317
Energy Equipment & Services — 0.2%
Schlumberger NV	205,631	$ 8,595,376
		$ 8,595,376
Entertainment — 3.4%
Netflix, Inc.(1)	123,884	$ 115,525,546
Spotify Technology SA(1)	42,600	23,431,278
Walt Disney Co.	534,448	52,750,018
		$ 191,706,842
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class A(1)	84	$ 67,069,094
Berkshire Hathaway, Inc., Class B(1)	224,230	119,420,414
Mastercard, Inc., Class A	36,635	20,080,376
Visa, Inc., Class A	212,810	74,581,393
		$ 281,151,277
Food Products — 0.1%
McCormick & Co., Inc., Non Voting Shares	96,258	$ 7,922,996
		$ 7,922,996
Ground Transportation — 2.4%
Norfolk Southern Corp.	65,062	$ 15,409,935
Uber Technologies, Inc.(1)	1,196,498	87,176,844
Union Pacific Corp.	148,572	35,098,649
		$ 137,685,428
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	367,803	$ 48,789,068
Boston Scientific Corp.(1)	289,826	29,237,647
GE HealthCare Technologies, Inc.	135,517	10,937,577
Intuitive Surgical, Inc.(1)	101,205	50,123,801
Stryker Corp.	72,313	26,918,514
Zimmer Biomet Holdings, Inc.	77,057	8,721,311
		$ 174,727,918
Health Care Providers & Services — 1.7%
HCA Healthcare, Inc.	64,083	$ 22,143,881
UnitedHealth Group, Inc.	137,254	71,886,782
		$ 94,030,663
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	15,827	$ 72,913,565
Marriott International, Inc., Class A	105,779	25,196,558
Starbucks Corp.	361,156	35,425,792
Yum! Brands, Inc.	70,670	11,120,631
		$ 144,656,546
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 37,233,663
Procter & Gamble Co.	220,699	37,611,523
		$ 74,845,186
Insurance — 2.0%
Aflac, Inc.	154,400	$ 17,167,736
Aon PLC, Class A	27,135	10,829,307
Arthur J. Gallagher & Co.	47,054	16,244,923
Markel Group, Inc.(1)	6,362	11,894,459
Marsh & McLennan Cos., Inc.	46,353	11,311,523
Progressive Corp.	151,029	42,742,717
Travelers Cos., Inc.	20,353	5,382,554
		$ 115,573,219
Interactive Media & Services — 9.2%
Alphabet, Inc., Class A	857,372	$ 132,584,006
Alphabet, Inc., Class C	838,031	130,925,583
Meta Platforms, Inc., Class A	452,289	260,681,288
		$ 524,190,877
IT Services — 0.8%
Accenture PLC, Class A	147,397	$ 45,993,760
		$ 45,993,760
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	151,400	$ 17,710,772
Danaher Corp.	113,611	23,290,255
		$ 41,001,027
Machinery — 1.9%
Caterpillar, Inc.	55,050	$ 18,155,490
Deere & Co.	32,269	15,145,455
Donaldson Co., Inc.	33,328	2,234,976
Dover Corp.	91,335	16,045,733
Illinois Tool Works, Inc.	143,086	35,486,759
Otis Worldwide Corp.	24,747	2,553,890
Parker-Hannifin Corp.	31,857	19,364,277
		$ 108,986,580

Tax-Managed Growth Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(1)	328,489	$ 13,284,095
Cheniere Energy, Inc.	149,498	34,593,837
ConocoPhillips	194,215	20,396,459
Exxon Mobil Corp.	744,802	88,579,302
Marathon Petroleum Corp.	69,217	10,084,225
Phillips 66	51,867	6,404,537
		$ 173,342,455
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	588,371	$ 35,884,747
Eli Lilly & Co.	121,296	100,179,580
Johnson & Johnson	245,520	40,717,037
Merck & Co., Inc.	203,357	18,253,324
Zoetis, Inc.	120,003	19,758,494
		$ 214,793,182
Professional Services — 0.7%
Automatic Data Processing, Inc.	68,245	$ 20,850,895
Jacobs Solutions, Inc.	52,789	6,381,662
Verisk Analytics, Inc.	46,792	13,926,235
		$ 41,158,792
Semiconductors & Semiconductor Equipment — 8.8%
Analog Devices, Inc.	133,698	$ 26,962,876
Applied Materials, Inc.	187,182	27,163,852
Broadcom, Inc.	249,660	41,800,574
Lam Research Corp.	425,000	30,897,500
NVIDIA Corp.	2,854,055	309,322,481
QUALCOMM, Inc.	244,725	37,592,207
Texas Instruments, Inc.	158,452	28,473,824
		$ 502,213,314
Software — 10.5%
Adobe, Inc.(1)	80,383	$ 30,829,292
Cadence Design Systems, Inc.(1)	83,984	21,359,651
Fortinet, Inc.(1)	100,000	9,626,000
Microsoft Corp.	909,092	341,264,046
Nutanix, Inc., Class A(1)	658,000	45,934,980
Oracle Corp.	62,374	8,720,509
Palo Alto Networks, Inc.(1)	337,264	57,550,729
Salesforce, Inc.	112,456	30,178,692
ServiceNow, Inc.(1)	55,258	43,993,104
Workday, Inc., Class A(1)	31,585	7,376,045
		$ 596,833,048
Security	Shares	Value
Specialty Retail — 2.8%
Lowe's Cos., Inc.	212,443	$ 49,548,081
O'Reilly Automotive, Inc.(1)	35,400	50,713,332
Ross Stores, Inc.	139,505	17,827,344
TJX Cos., Inc.	219,657	26,754,223
Tractor Supply Co.	250,785	13,818,253
		$ 158,661,233
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	1,705,735	$ 378,894,916
		$ 378,894,916
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	418,717	$ 26,580,155
		$ 26,580,155
Tobacco — 0.5%
Altria Group, Inc.	90,470	$ 5,430,010
Philip Morris International, Inc.	127,943	20,308,392
		$ 25,738,402
Total Common Stocks (identified cost $1,688,469,534)		$5,669,454,214

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	13,181,860	$ 13,181,860
Total Short-Term Investments (identified cost $13,181,860)		$ 13,181,860
Total Investments — 100.0% (identified cost $1,701,651,394)		$5,682,636,074
Other Assets, Less Liabilities — (0.0)%†		$ (265,818)
Net Assets — 100.0%		$5,682,370,256
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Tax-Managed Growth Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
Affiliated Investments
At March 31, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $13,181,860, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,531,254	$44,407,103	$(33,756,497)	$ —	$ —	$13,181,860	$82,047	13,181,860
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,669,454,214*	$ —	$ —	$5,669,454,214
Short-Term Investments	13,181,860	—	—	13,181,860
Total Investments	$5,682,636,074	$ —	$ —	$5,682,636,074
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.